CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Net earnings (loss)	$ (42,670)	$ 64,080	$ 364,400
Foreign currency translation adjustment, net of tax	(530)	978	179
Pension and other benefit adjustments:
Net gain (loss) arising during the period, net of tax	7,279	(13,543)	4,510
Prior service credit arising during the period, net of tax			9,271
Amortization of net (gain) loss included in net periodic benefit costs, net of tax		(844)	(78)
Amortization of prior service credit included in net periodic benefit costs, net of tax		(1,016)
Settlement, net of tax	(15)
Unrealized gain (loss) on marketable securities
Unrealized holding gain (loss) arising during the period, net of tax	1,915	2,627	(1,622)
Less: Unrealized holding gain (loss) arising during the period, net of tax	(2)	(31)	925
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Unrealized holding gain (loss) arising during the period, net of tax	797	(59)	2,085
Holding (gains) losses reclassified to equity in earnings of non-consolidated entities, net of tax		528	(510)
Other comprehensive income (loss)	9,444	(11,360)	14,760
Total comprehensive income (loss)	(33,226)	52,720	379,160
Predecessor
Net earnings (loss)				94,400
Foreign currency translation adjustment, net of tax				11,935
Pension and other benefit adjustments:
Prior service credit arising during the period, net of tax				771
Amortization of net (gain) loss included in net periodic benefit costs, net of tax				987
Amortization of prior service credit included in net periodic benefit costs, net of tax				(448)
Unrealized gain (loss) on marketable securities
Unrealized holding gain (loss) arising during the period, net of tax				(4,167)
Less: Unrealized holding gain (loss) arising during the period, net of tax				(44)
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Other comprehensive income (loss)				9,034
Total comprehensive income (loss)				$ 103,434